Property and Equipment, Net and Construction in Progress in Relation to The Headquarters Project (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	As of December 31,
	2024	2025
	(in US$ thousands)
Cost:
Network equipment	$28,810	$29,744
Leasehold improvements	4,994	5,111
Electronic equipment	2,783	2,972
Furniture, computers and office equipment	1,027	891
Self-developed software	851	870
Total cost	38,465	39,588
Less: accumulated depreciation	(33,827)	(35,641)
Capitalized internal-use software development costs	42	—
Property and Equipment, Net	4,680	3,947
Construction in progress in relation to the headquarters project	44,486	84,239
Total	$49,166	$88,186